Note 2 - Allowance For Loan Losses	9 Months Ended
Sep. 30, 2019
Notes
Note 2 - Allowance For Loan Losses

Note 2 – Allowance for Loan Losses

The allowance for loan losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management’s approach to estimating and evaluating the allowance for loan losses is on a total portfolio level based on historical loss trends, bankruptcy trends, delinquency trends, the level of receivables at the balance sheet date, payment patterns and economic conditions primarily including, but not limited to, unemployment levels and gasoline prices. Historical loss trends are tracked on an on-going basis. The trend analysis includes statistical analysis of the correlation between loan date and charge off date, charge off statistics by the total loan portfolio, and charge off statistics by branch, division and state. If trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments. The level of receivables at the balance sheet date is reviewed and adjustments to the allowance for loan losses are made if Management determines increases or decreases in the level of receivables warrants an adjustment. The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for loan losses. Such allowance is, in the opinion of Management, sufficiently adequate for probable losses in the current loan portfolio. As the estimates used in determining the loan loss reserve are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management does not disaggregate the Company’s loan portfolio by loan class when evaluating loan performance. The total portfolio is evaluated for credit losses based on graded contractual delinquency and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the Company’s graded delinquency rules which includes the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories of 30-59 days past due, 60-89 days past due, or 90 or more days past due based on the Company’s graded delinquency policy. When a loan meets the Company’s charge-off policy, the loan is charged off, unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and other indicators of collectability. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

Management ceases accruing finance charges on loans that meet the Company’s non-accrual policy based on grade delinquency rules, generally when two payments remain unpaid on precomputed loans or when an interest-bearing loan is 60 days or more past due. Finance charges are then only recognized to the extent there is a loan payment received or when the account qualifies for return to accrual status. Accounts return to accrual status when the graded delinquency on a precomputed loan is less than two payments and on an interest-bearing loan when it is less than 60 days past due. There were no loans 60 days or more past due and still accruing interest at September 30, 2019 or December 31, 2018. The Company’s principal balances on non-accrual loans by loan class as of September 30, 2019 and December 31, 2018 are as follows:

Loan Class	September 30, 2019	December 31, 2018

Consumer Loans	$ 30,738,299	$ 28,218,125
Real Estate Loans	1,264,462	1,189,848
Sales Finance Contracts	2,093,991	1,607,609
Total	$ 34,096,752	$ 31,015,582

An age analysis of principal balances on past due loans, segregated by loan class, as of September 30, 2019 and December 31, 2018 follows:

September 30, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 21,247,048	$ 11,241,713	$ 23,068,842	$ 55,557,603
Real Estate Loans	751,397	514,353	1,508,314	2,774,064
Sales Finance Contracts	1,202,522	766,169	1,561,036	3,529,727
Total	$ 23,200,967	$ 12,522,235	$ 26,138,192	$ 61,861,394

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,186,773	$ 9,540,549	$ 20,260,825	$ 46,988,147
Real Estate Loans	762,705	329,915	1,142,368	2,234,988
Sales Finance Contracts	1,197,338	572,552	1,193,146	2,963,036
Total	$ 19,146,816	$ 10,443,016	$ 22,596,339	$ 52,186,171

In addition to the delinquency rating analysis, the ratio of bankrupt accounts to the total loan portfolio is also used as a credit quality indicator. The ratio of bankrupt accounts outstanding to total principal loan balances outstanding at September 30, 2019 and December 31, 2018 was 2.19% and 2.09%, respectively.

Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below)

September 30, 2019	Principal Balance	% Portfolio	9 Months Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 692,024,520	86.9%	$ 32,672,235	95.3%
Real Estate Loans	35,394,803	4.5	31,586.1
Sales Finance Contracts	68,542,529	8.6	1,580,899	4.6
Total	$ 795,961,852	100.0%	$ 34,284,720	100.0%

September 30, 2018	Principal Balance	% Portfolio	9 Months Net Charge Offs (Recoveries)	% Net Charge Offs

Consumer Loans	$ 591,483,591	88.4%	$ 25,432,686	96.4%
Real Estate Loans	29,914,177	4.5	14,646.1
Sales Finance Contracts	47,453,102	7.1	935,410	3.5
Total	$ 668,850,870	100.0%	$ 26,382,742	100.0%

Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 96% of principal balances outstanding in Company’s loan portfolio at both September 30, 2019 and 2018. As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses. Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance. Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis. Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level. We have not acquired any impaired loans with deteriorating quality during any period reported. The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	Three Months Ended		Nine Months Ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Allowance for Credit Losses:
Beginning Balance	$ 46,000,000	$ 41,000,000	$ 43,000,000	$ 42,500,000
Provision for Loan Losses	15,276,415	10,211,067	39,784,720	25,382,742
Charge-offs	(17,191,431)	(13,263,402)	(46,918,301)	(37,632,941)
Recoveries	4,415,016	3,552,335	12,633,581	11,250,199
Ending balance; collectively evaluated for impairment	$ 48,500,000	$ 41,500,000	$ 48,500,000	$ 41,500,000

	Three Months Ended		Nine Months Ended
	Sept. 30, 2019	Sept. 30, 2018	Sept. 30, 2019	Sept. 30, 2018
Finance receivables:
Ending balance; collectively evaluated for impairment	$ 795,961,852	$ 668,850,870	$ 795,961,852	$ 668,850,870

Troubled Debt Restructurings ("TDRs") represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/or reductions in the amount owed by the borrower. The following table presents a summary of loans that were restructured during the three months ended September 30, 2019.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,891	$ 14,728,552	$ 14,165,603
Real Estate Loans	17	166,560	166,560
Sales Finance Contracts	244	834,043	791,130
Total	5,152	$ 15,729,155	$ 15,123,293

The following table presents a summary of loans that were restructured during the three months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	4,162	$ 11,025,238	$ 10,702,334
Real Estate Loans	11	114,010	111,556
Sales Finance Contracts	155	414,895	399,751
Total	4,328	$ 11,554,143	$ 11,213,641

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2019.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	13,681	$ 39,399,828	$ 37,818,108
Real Estate Loans	35	489,615	487,793
Sales Finance Contracts	616	2,192,823	2,087,154
Total	14,332	$ 42,082,266	$ 40,393,055

The following table presents a summary of loans that were restructured during the nine months ended September 30, 2018.

	Number Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	11,667	$ 29,000,014	$ 28,038,080
Real Estate Loans	35	311,583	302,117
Sales Finance Contracts	420	1,132,852	1,089,140
Total	12,122	$ 30,444,449	$ 29,429,337

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the three months ended September 30, 2019 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	2,070	$ 3,893,834
Real Estate Loans	-	-
Sales Finance Contracts	64	187,803
Total	2,134	$ 4,081,637

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the three months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	1,572	$ 2,445,911
Real Estate Loans	1	4,233
Sales Finance Contracts	56	104,284
Total	1,629	$ 2,554,428

TDRs that occurred during the twelve months ended September 30, 2019 and subsequently defaulted during the nine months ended September 30, 2019 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	4,932	$ 8,811,884
Real Estate Loans	-	-
Sales Finance Contracts	183	466,862
Total	5,115	$ 9,278,746

TDRs that occurred during the twelve months ended September 30, 2018 and subsequently defaulted during the nine months ended September 30, 2018 are listed below.

	Number Loans	Pre-Modification Recorded Investment

Consumer Loans	3,817	$ 5,915,570
Real Estate Loans	1	4,233
Sales Finance Contracts	114	236,196
Total	3,932	$ 6,155,999

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance of loan losses.